StepStone Private Infrastructure Fund

Consolidated Schedule of Investments
December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Co-Investments - 7.3% of NAV	1,2,3,4
Europe - 1.3% of NAV
KKR Optics Co-Invest Blocker L.P.	*	Infrastructure Assets	05/23/2024	$3,932,013
Total Europe				3,932,013

North America - 6.0% of NAV
Buckeye Co-Invest II, LP		Infrastructure Assets	07/26/2024	4,225,629
ECP V (California Co-Invest), LP	*	Infrastructure Assets	05/26/2024	6,000,000
Sandbrook rPlus Co-Invest II LP	*,5	Infrastructure Assets	05/21/2024	3,239,076
Stonepeak Ace (Co-Invest) Holdings (CYM) LP	*,5	Infrastructure Assets	04/26/2024	4,135,247
Total North America				17,599,952
Total Co-Investments (Cost $20,609,944)				21,531,965

Primary Investments - 7.7% of NAV	1,2,3,4
Europe - 3.8% of NAV
MML Infrastructure I SCSp	*,5	Infrastructure Assets	09/24/2024	11,232,438
Total Europe				11,232,438

North America - 3.9% of NAV
Blue Road Capital PV II, L.P.	*,5	Infrastructure Assets	08/26/2024	11,384,025
Total North America				11,384,025
Total Primary Investments (Cost $18,599,644)				22,616,463

Secondary Investments - 61.5% of NAV	1,2,3,4
Europe - 37.2% of NAV
Antin Infrastructure Partners II LP	*,6	Infrastructure Assets	10/02/2023	14,797
ARDIAN Infrastructure Fund IV S.C.A., SICAR	5	Infrastructure Assets	10/04/2024	5,015,933
ARDIAN Infrastructure Fund V S.C.A., SICAR	*,5	Infrastructure Assets	10/04/2024	4,298,641
Compass European Infrastructure SCSp	5	Infrastructure Assets	11/23/2023	4,992,854
Daiwa ICP Infrastructure Investments 2 L.P.	*	Infrastructure Assets	09/12/2024	5,123,284
DIF Core Infrastructure Fund II SCSp	5	Infrastructure Assets	09/30/2024	4,790,126
DIF Infrastructure VI SCSp	*,5	Infrastructure Assets	09/30/2024	4,393,763
EQT Infrastructure Fund II (No.1) SCSp	*,5	Infrastructure Assets	11/08/2023	152,221
EQT Infrastructure Fund III (No.1) SCSp	*,5	Infrastructure Assets	11/08/2023	618,323
EQT Infrastructure IV (No.2) USD SCSp	*,5,7	Infrastructure Assets	10/10/2023	9,676,140
EQT Infrastructure V (No.1) EUR SCSp	*,5	Infrastructure Assets	07/05/2024	28,329,864
GIP Pegasus Fund, L.P.		Infrastructure Assets	08/20/2024	4,608,014
iCON Infrastructure Partners III, L.P.	5,7	Infrastructure Assets	09/29/2023	2,089,308
InfraVia European Fund III FPCI	*,5	Infrastructure Assets	09/30/2024	3,573,447
InfraVia European Fund III SCSp	5,6	Infrastructure Assets	10/19/2023	4,548,865
InfraVia European Fund IV FPCI	*,5	Infrastructure Assets	10/02/2024	3,663,734
InfraVia European Fund V FPCI	*,5	Infrastructure Assets	10/02/2024	4,644,032
Macquarie European Infrastructure Fund 6 SCSp		Infrastructure Assets	10/01/2024	7,902,422
NIC Battery Acquisition LP	*,5	Infrastructure Assets	10/17/2024	4,152,226

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)
December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investments (continued)
Europe (continued)
Pan-European Infrastructure II, S.C.S.	*,5	Infrastructure Assets	10/03/2024	$2,255,658
Pan-European Infrastructure III, SCSp	5	Infrastructure Assets	10/03/2024	3,849,263
Total Europe				108,692,915

North America - 24.3% of NAV
Brookfield Americas Infrastructure Fund, L.P.	5,8	Infrastructure Assets	09/29/2023	182,145
Brookfield Infrastructure Fund III-A, L.P.	5,8	Infrastructure Assets	09/29/2023	1,960,115
Brookfield Infrastructure Fund IV (ER) SCSP	5,8	Infrastructure Assets	01/30/2024	4,461,252
Global Energy & Power Infrastructure Fund II, L.P.	*,5,9	Infrastructure Assets	10/05/2023	1,072,236
Global Infrastructure Partners III-C, L.P.	5,8	Infrastructure Assets	09/29/2023	2,885,966
InstarAGF Essential Infrastructure LP	5	Infrastructure Assets	09/30/2024	2,298,336
KKR Global Infrastructure Investors II (EEA) L.P.	5,7	Infrastructure Assets	01/01/2024	440,247
KKR Global Infrastructure Investors III EEA (EUR) SCSp	5,7	Infrastructure Assets	04/01/2024	8,450,414
KKR Global Infrastructure Investors IV (EUR) SCSp	5	Infrastructure Assets	10/01/2024	8,795,776
KKR Global Infrastructure Investors IV (USD) SCSp	5	Infrastructure Assets	07/01/2024	26,962,090
Oak Hill Digital Opportunities Partners (TE 892) LP	*,5	Infrastructure Assets	07/19/2024	3,566,141
Stonepeak Infrastructure Fund II LP	5,9	Infrastructure Assets	10/02/2023	268,347
Stonepeak Infrastructure Fund LP	5,9	Infrastructure Assets	10/02/2023	865,011
Strategic Value SH 130-A, L.P.	*,5	Infrastructure Assets	12/13/2024	8,748,139
Total North America				70,956,215
Total Secondary Investments (Cost $172,138,977)				179,649,130

Short-Term Investments - 3.6% of NAV
Fidelity Investments Money Market Government Portfolio, 4.38% (10,495,443 shares)	10,11			10,495,443
Total Short-Term Investments (Cost $10,495,443)				10,495,443

Total Investments - 80.1% of NAV (Cost $221,844,008)				$234,293,001
Other assets in excess of liabilities - 19.9% of NAV				58,273,299
Net Assets - 100.0% of NAV				$292,566,300

*	Investment is non-income producing.
1	Geographic region generally reflects the location of the investment manager.
2	Investments do not issue shares or hold outstanding principal, except where noted. Terms shares and units are used interchangeably.
3	Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or advisor and the final distribution date is not known, except where noted.
4	Private investments are generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of December 31, 2024 was $223,797,558, or 76.5% of net assets. As of December 31, 2024, the aggregate cost of each investment restricted to sale was $3,918,411, $4,139,009, $6,072,265, $2,498,062, $3,982,197, $9,370,905, $9,228,739, $522,404, $5,317,275, $4,238,110, $4,455,655, $4,971,938, $4,894,200, $4,254,469, $198,229, $412,896, $7,261,352, $27,462,467, $5,236,996, $3,280,213, $3,246,532, $3,354,928, $3,751,724, $4,654,413, $8,292,359, $3,338,433, $2,245,778, $4,029,648, $119,529, $1,567,237, $4,211,834, $1,127,649, $2,586,930, $2,027,056, $261,006, $8,235,489, $8,625,948, $24,259,104, $3,651,487, $363,047, $1,308,153 and $8,374,489, respectively, totaling $211,348,565.
5	Investment has been committed to but has not been fully funded.

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)
December 31, 2024 (unaudited)

6	Security is held by STRUCTURE Cayman II LLC.
7	Security is held by STRUCTURE Cayman III LLC.
8	Security is held by STRUCTURE Cayman IV LLC.
9	Security is held by STRUCTURE Cayman LLC.
10	The audited financial statements of the fund can be found at sec.gov.
11	The rate reported is the 7-day effective yield at the period end.